14. Contingent Purchase Consideration	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
14. Contingent Purchase Consideration

11. Contingent Purchase Consideration

In terms of the acquisition of USB disclosed in Note 3 above, the Sellers will have an opportunity to receive up to an additional $38,000,000 plus a potential premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash.

The Company had an independent third party valuation entity perform a Purchase Price Analysis which included the probability of the Sellers achieving the additional proceeds of $41,800,000.

At each reporting period, the Company estimates changes in the fair value of contingent consideration, and any change in fair value is recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss). The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Due to the uncertainty regarding the achievement of the stated unadjusted accumulated EBITDA milestones and the methodology in determining the number of shares to be issued during each earnout period and the potential restriction on the number of shares available for issue, the contingent purchase consideration is classified as a liability.

	June 30, 2022	December 31, 2021
Opening balance	$12,859,399	$—
Contingent purchase consideration measured on the acquisition of USB	—	24,716,957
Changes in fair value	915,774	(11,857,558)
Closing balance	$13,775,173	$12,859,399

14. Contingent Purchase Consideration

In terms of the acquisition of USB disclosed in Note 3 above, the Sellers will have an opportunity to receive up to an additional $38,000,000 plus a potential premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash.

The Company had an independent third party valuation entity perform a Purchase Price Analysis which included the probability of the Sellers achieving the additional proceeds of $41,800,000.

Contingent purchase consideration is considered at each reporting period. Contingent purchase consideration is based on cumulative EBITDA for the period July 15, 2021 to December 31, 2025, with the first measurement period being December 31, 2022. The forecasts provided by the vendors at the time of performing the business valuation was based on achieving a certain number of new customers on an annual basis. The customer acquisition process has proven to take longer than expected with a resultant impact on forecasted revenue streams over the contingent earnout period. Management revised its estimated revenues as of December 31, 2021. These forecasts were reviewed and adjusted to ensure they appeared reasonable based on the Company’s current understanding of addressable market, the growth rates forecast by third party market analysts, our expected share of revenue and the expectation of how many new clients we would realistically be able to add in a fiscal period. The most significant impact on the contingent purchase consideration is expected to be in the 2022 fiscal year, where the Company currently forecast that no contingent purchase consideration will be payable. This has a knock-on effect on the future 2023 to 2024 fiscal periods as the calculation of contingent purchase consideration is based on cumulative EBITDA.

Any change in the fair value of contingent purchase consideration is recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss). The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Due to the uncertainty regarding the achievement of the stated unadjusted accumulated EBITDA milestones and the methodology in determining the number of shares to be issued during each earnout period and the potential restriction on the number of shares available for issue, the contingent purchase consideration is classified as a liability.

December 31, 2021
Opening balance as of January 1,	$—
Contingent purchase consideration measured on the acquisition of USB	24,716,957
Settled by the issuance of common shares	—
Repayment in cash	—
Changes in fair value	(11,857,558)
Closing balance as of December 31,	$12,859,399

11. Contingent Purchase Consideration

11. Contingent Purchase Consideration

In terms of the acquisition of USB disclosed in Note 3 above, the Sellers will have an opportunity to receive up to an additional $38,000,000 plus a potential premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash.

The Company had an independent third party valuation entity perform a Purchase Price Analysis which included the probability of the Sellers achieving the additional proceeds of $41,800,000.

At each reporting period, the Company estimates changes in the fair value of contingent consideration, and any change in fair value is recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss). The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Due to the uncertainty regarding the achievement of the stated unadjusted accumulated EBITDA milestones and the methodology in determining the number of shares to be issued during each earnout period and the potential restriction on the number of shares available for issue, the contingent purchase consideration is classified as a liability.

	June 30, 2022	December 31, 2021
Opening balance	$12,859,399	$—
Contingent purchase consideration measured on the acquisition of USB	—	24,716,957
Changes in fair value	915,774	(11,857,558)
Closing balance	$13,775,173	$12,859,399

14. Contingent Purchase Consideration

In terms of the acquisition of USB disclosed in Note 3 above, the Sellers will have an opportunity to receive up to an additional $38,000,000 plus a potential premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash.

The Company had an independent third party valuation entity perform a Purchase Price Analysis which included the probability of the Sellers achieving the additional proceeds of $41,800,000.

Contingent purchase consideration is considered at each reporting period. Contingent purchase consideration is based on cumulative EBITDA for the period July 15, 2021 to December 31, 2025, with the first measurement period being December 31, 2022. The forecasts provided by the vendors at the time of performing the business valuation was based on achieving a certain number of new customers on an annual basis. The customer acquisition process has proven to take longer than expected with a resultant impact on forecasted revenue streams over the contingent earnout period. Management revised its estimated revenues as of December 31, 2021. These forecasts were reviewed and adjusted to ensure they appeared reasonable based on the Company’s current understanding of addressable market, the growth rates forecast by third party market analysts, our expected share of revenue and the expectation of how many new clients we would realistically be able to add in a fiscal period. The most significant impact on the contingent purchase consideration is expected to be in the 2022 fiscal year, where the Company currently forecast that no contingent purchase consideration will be payable. This has a knock-on effect on the future 2023 to 2024 fiscal periods as the calculation of contingent purchase consideration is based on cumulative EBITDA.

Any change in the fair value of contingent purchase consideration is recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss). The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Due to the uncertainty regarding the achievement of the stated unadjusted accumulated EBITDA milestones and the methodology in determining the number of shares to be issued during each earnout period and the potential restriction on the number of shares available for issue, the contingent purchase consideration is classified as a liability.

December 31, 2021
Opening balance as of January 1,	$—
Contingent purchase consideration measured on the acquisition of USB	24,716,957
Settled by the issuance of common shares	—
Repayment in cash	—
Changes in fair value	(11,857,558)
Closing balance as of December 31,	$12,859,399